                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                      USAA MUTUAL FUNDS TRUST
                                                      9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2010

 [LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ===============================================

          SEMIANNUAL REPORT
          USAA NASDAQ-100 INDEX FUND
          JUNE 30, 2010

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS
COMPOSING THE NASDAQ-100 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              34

ADVISORY AGREEMENTS                                                          36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO
CONTINUE -- AND EVEN INCREASE -- INVESTING         [PHOTO OF DANIEL S. McNAMARA]
IF YOU WANT TO LIVE THE RETIREMENT LIFESTYLE
YOU ENVISION."

--------------------------------------------------------------------------------

JULY 2010

At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963.
Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned
-6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S.
corporate earnings.

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg.
Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy. It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o  HOW DID THE USAA NASDAQ-100 INDEX FUND (THE FUND) PERFORM?

   The Fund closely tracked its benchmark, the broad-based Nasdaq-100 Index
   (the Index), for the period ended June 30, 2010. The Fund posted a return of
   -6.62% versus the Index which returned -6.17%. The Index is a group of large-company stocks that is not available for direct investment.

o  WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

   Favorable U.S. equity performance continued over the first three months of
   2010, the fourth consecutive quarter of positive stock market returns. U.S.
   indices posted negative returns in January 2010 fueled by mixed corporate earnings and continued concern over jobless data and consumer confidence.
   However, in February and March the market regained positive momentum as many
   U.S corporations posted unexpectedly favorable earnings, and the market witnessed an increase in corporate activity. On February 18, 2009, the
   Federal Reserve Board (the Fed) increased the discount rate by 25 basis points to 0.75% and markets continued to rally. For the first quarter, the
   U.S. dollar strengthened relative to the Japanese yen, the euro, and the
   British pound, but weakened versus the Canadian dollar and the Australian dollar.

   Positive performance ended in the second quarter as concerns about the strength of the global economy along with the sovereign debt crisis in
   Europe turned the U.S. equity markets negative. The second

Past performance is no guarantee of future results.

Refer to page 8 for benchmark definitions.

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

   quarter started with a better than expected earnings season and multiple mergers and acquisitions (M&A) announcements; however, disappointing macroeconomic data and a fraud charge by the Securities and Exchange
   Commission against Goldman Sachs in mid-April reversed the market trend.
   Multiple sovereign credit downgrades in Europe placed further downward pressure on performance. In May, continued eurozone debt uncertainty, pending financial regulation, and the oil spill in the Gulf of Mexico all impacted the U.S. equity markets. In mid-June, M&A activity and comments from the Fed provided a brief rally, but the market quickly reverted after disappointing U.S. home sales, a downward revision of the gross domestic product, and several lower-than-expected corporate earnings and guidance announcements.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   The largest sector in the Index, Information Technology, which accounted for
   62.88% of it, lost -6.64% during the first six months of the year. Health care stocks, which account for 15.83% of the Index, posted the lowest returns for the period, down -7.32%. Industrials and Telecommunication
   Services were the only two sectors with positive returns, returning 2.94%
   and 1.18% respectively.

o  WHAT'S THE OUTLOOK?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA NASDAQ-100 INDEX FUND

--------------------------------------------------------------------------------

                            LIPPER LEADERS (OVERALL)

             [5]                [5]             [5]              [5]

        TOTAL RETURN        CONSISTENT        EXPENSE            TAX
                              RETURN                         EFFICIENCY

The Fund is listed as a Lipper Leader for Total Return, Consistent Return,
Expense and Tax Efficiency among 731, 728, 239, and 731 funds, respectively, within the Lipper Multi-Cap Growth Funds category for the overall period ended
June 30, 2010. The Fund received a Lipper Leader rating for Total Return among
731 and 615 funds for the three- and five-year period ending June 30, 2010, respectively. The Fund received a Lipper Leader rating for Consistent Return among 723 and 613 funds for the three- and five-year period ending June 30,
2010, respectively. The Fund received a Lipper Leader rating for Expense among
239 and 207 funds for the three- and five-year period ending June 30, 2010, respectively. The Fund received a Lipper Leader rating for Tax Efficiency among
731 and 615 funds for the three- and five-year period ending June 30, 2010, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2010. Lipper ratings for
Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2010. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2010. Lipper ratings for Tax Efficiency reflect funds'
historical success in postponing taxable distributions relative to peers as of
June 30, 2010. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans. Lipper ratings for Total Return reflect funds'
historical total return performance relative to peers as of June 30, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper
Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com.
Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                              6/30/10                12/31/09
--------------------------------------------------------------------------------

Net Assets                                $157.4 Million         $159.3 Million
Net Asset Value Per Share                      $5.36                  $5.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*       1 Year        5 Years        Since Inception 10/27/00
      -6.62%               17.54%         2.84%                -6.20%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

Before Reimbursement        1.11%             After Reimbursement          0.78%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED,
THROUGH MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND
OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING
EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS,
ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN
ANNUAL RATE OF 0.78% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT
ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME WITHOUT APPROVAL
OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY
TIME AFTER MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS
DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                           USAA NASDAQ-100
                          NASDAQ-100 INDEX                   INDEX FUND

10/31/00                     $10,000.00                      $10,000.00
11/30/00                       7,636.90                        7,683.62
12/31/00                       7,134.71                        7,137.48
01/31/01                       7,900.80                        7,900.19
02/28/01                       5,814.91                        5,800.38
03/31/01                       4,794.16                        4,783.43
04/30/01                       5,653.41                        5,630.89
05/31/01                       5,485.34                        5,461.39
06/30/01                       5,577.71                        5,546.14
07/31/01                       5,131.28                        5,094.16
08/31/01                       4,479.71                        4,444.44
09/30/01                       3,561.28                        3,531.07
10/31/01                       4,160.20                        4,124.29
11/30/01                       4,865.50                        4,811.68
12/31/01                       4,807.60                        4,747.88
01/31/02                       4,725.89                        4,672.51
02/28/02                       4,144.28                        4,097.87
03/31/02                       4,429.65                        4,371.06
04/30/02                       3,894.07                        3,843.52
05/31/02                       3,684.80                        3,626.85
06/30/02                       3,206.25                        3,155.83
07/31/02                       2,934.34                        2,892.06
08/31/02                       2,874.49                        2,826.12
09/30/02                       2,539.41                        2,496.40
10/31/02                       3,018.62                        2,967.42
11/30/02                       3,405.08                        3,344.24
12/31/02                       3,003.59                        2,948.58
01/31/03                       2,999.84                        2,939.16
02/28/03                       3,083.11                        3,023.94
03/31/03                       3,110.60                        3,042.79
04/30/03                       3,377.74                        3,306.56
05/31/03                       3,658.86                        3,579.75
06/30/03                       3,670.54                        3,579.75
07/31/03                       3,900.85                        3,805.84
08/31/03                       4,098.03                        3,994.24
09/30/03                       3,983.65                        3,881.20
10/31/03                       4,330.64                        4,210.91
11/30/03                       4,355.59                        4,239.18
12/31/03                       4,489.81                        4,361.64
01/31/04                       4,567.15                        4,437.00
02/29/04                       4,499.09                        4,361.64
03/31/04                       4,401.34                        4,267.44
04/30/04                       4,288.61                        4,154.39
05/31/04                       4,488.56                        4,342.80
06/30/04                       4,643.13                        4,493.53
07/31/04                       4,287.97                        4,144.97
08/31/04                       4,193.57                        4,050.77
09/30/04                       4,328.65                        4,182.65
10/31/04                       4,555.73                        4,399.32
11/30/04                       4,817.99                        4,644.25
12/31/04                       4,972.24                        4,794.98
01/31/05                       4,661.33                        4,491.48
02/28/05                       4,638.85                        4,463.11
03/31/05                       4,551.79                        4,378.01
04/30/05                       4,362.95                        4,188.90
05/31/05                       4,740.49                        4,548.22
06/30/05                       4,589.87                        4,406.38
07/31/05                       4,933.46                        4,727.88
08/31/05                       4,865.17                        4,661.68
09/30/05                       4,926.62                        4,718.42
10/31/05                       4,857.93                        4,652.23
11/30/05                       5,148.42                        4,926.45
12/31/05                       5,066.48                        4,841.34
01/31/06                       5,268.98                        5,039.91
02/28/06                       5,149.13                        4,916.99
03/31/06                       5,251.81                        5,011.55
04/30/06                       5,243.49                        5,002.09
05/31/06                       4,874.25                        4,642.77
06/30/06                       4,861.22                        4,623.86
07/31/06                       4,658.94                        4,434.75
08/31/06                       4,880.36                        4,642.77
09/30/06                       5,110.43                        4,850.80
10/31/06                       5,353.27                        5,087.19
11/30/06                       5,538.52                        5,257.40
12/31/06                       5,435.57                        5,153.38
01/31/07                       5,545.66                        5,257.40
02/28/07                       5,455.60                        5,172.30
03/31/07                       5,489.54                        5,200.66
04/30/07                       5,786.06                        5,474.88
05/31/07                       5,977.94                        5,654.54
06/30/07                       5,996.67                        5,663.99
07/31/07                       5,990.97                        5,654.54
08/31/07                       6,172.31                        5,824.74
09/30/07                       6,490.36                        6,117.87
10/31/07                       6,949.89                        6,552.83
11/30/07                       6,491.23                        6,117.87
12/31/07                       6,481.31                        6,098.96
01/31/08                       5,724.81                        5,389.78
02/29/08                       5,431.33                        5,106.11
03/31/08                       5,546.67                        5,210.12
04/30/08                       5,969.79                        5,607.26
05/31/08                       6,332.98                        5,947.67
06/30/08                       5,724.33                        5,370.87
07/31/08                       5,762.73                        5,399.23
08/31/08                       5,840.89                        5,474.88
09/30/08                       4,974.45                        4,652.23
10/31/08                       4,164.66                        3,895.77
11/30/08                       3,704.55                        3,460.80
12/31/08                       3,787.12                        3,536.45
01/31/09                       3,689.67                        3,441.89
02/28/09                       3,497.97                        3,262.23
03/31/09                       3,875.02                        3,612.10
04/30/09                       4,368.91                        4,075.43
05/31/09                       4,503.84                        4,198.35
06/30/09                       4,635.64                        4,311.82
07/31/09                       5,032.50                        4,680.60
08/31/09                       5,106.63                        4,746.79
09/30/09                       5,402.61                        5,021.00
10/31/09                       5,240.91                        4,860.26
11/30/09                       5,562.24                        5,162.84
12/31/09                       5,855.89                        5,427.60
01/31/10                       5,481.64                        5,077.74
02/28/10                       5,732.99                        5,304.68
03/31/10                       6,174.55                        5,711.27
04/30/10                       6,310.39                        5,834.20
05/31/10                       5,849.59                        5,408.69
06/30/10                       5,494.81                        5,068.28

                                   [END CHART]

                         Data from 10/31/00* to 6/30/10.

The graph illustrates how a $10,000 hypothetical investment in the USAA
Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND.
The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Nasdaq-100 Index is calculated from the end of the month, October 31, 2000, while the date the Fund initially invested in securities represented by the index is October 30, 2000. There may be a slight variation of the performance numbers because of this difference.

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/10
                                (% of Net Assets)

Apple, Inc. ............................................................  19.7%
Microsoft Corp. ........................................................   4.3%
Google, Inc. "A" .......................................................   4.1%
QUALCOMM, Inc. .........................................................   4.0%
Oracle Corp. ...........................................................   2.8%
Cisco Systems, Inc. ....................................................   2.7%
Teva Pharmaceutical Industries Ltd. ADR ................................   2.4%
Intel Corp. ............................................................   2.3%
Amazon.com, Inc. .......................................................   2.0%
Gilead Sciences, Inc. ..................................................   1.9%

You will find a complete list of securities that the Fund owns on pages 11-16.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o  SECTOR ALLOCATION* -- 6/30/2010  o

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                          62.0%
Health Care                                                     15.1%
Consumer Discretionary                                          14.2%
Industrials                                                      4.3%
Telecommunication Services                                       1.7%
Consumer Staples                                                 0.8%
Materials                                                        0.4%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES  SECURITY                                                               (000)
---------------------------------------------------------------------------------------

           COMMON STOCKS (98.5%)

           CONSUMER DISCRETIONARY (14.2%)
           ------------------------------
           APPAREL RETAIL (0.8%)
 12,002    Ross Stores, Inc.                                                   $    640
 16,254    Urban Outfitters, Inc.*                                                  559
                                                                               --------
                                                                                  1,199
                                                                               --------
           AUTOMOTIVE RETAIL (0.4%)
 13,336    O'Reilly Automotive, Inc.*                                               634
                                                                               --------
           CABLE & SATELLITE (3.5%)
140,249    Comcast Corp. "A"                                                      2,436
 62,571    DIRECTV "A"*                                                           2,122
 21,074    DISH Network Corp. "A"                                                   383
 32,855    Virgin Media, Inc.                                                       548
                                                                               --------
                                                                                  5,489
                                                                               --------
           CASINOS & GAMING (0.6%)
 13,029    Wynn Resorts Ltd.                                                        994
                                                                               --------
           CATALOG RETAIL (0.4%)
 53,185    Liberty Media Corp. Interactive "A"*                                     558
                                                                               --------
           CONSUMER ELECTRONICS (0.3%)
 17,801    Garmin Ltd.                                                              521
                                                                               --------
           DEPARTMENT STORES (0.5%)
 11,646    Sears Holdings Corp.*                                                    753
                                                                               --------
           EDUCATION SERVICES (0.4%)
 14,796    Apollo Group, Inc. "A"*                                                  628
                                                                               --------
           HOMEFURNISHING RETAIL (0.8%)
 34,310    Bed Bath & Beyond, Inc.*                                               1,272
                                                                               --------
           INTERNET RETAIL (2.9%)
 28,696    Amazon.com, Inc.*                                                      3,135
 26,851    Expedia, Inc.                                                            504
  4,869    Priceline.com, Inc.*                                                     860
                                                                               --------
                                                                                  4,499
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES  SECURITY                                                               (000)
---------------------------------------------------------------------------------------

           LEISURE PRODUCTS (0.5%)
 40,408    Mattel, Inc.                                                        $    855
                                                                               --------
           MOVIES & ENTERTAINMENT (1.0%)
138,102    News Corp. "A"                                                         1,652
                                                                               --------
           RESTAURANTS (1.5%)
100,428    Starbucks Corp.                                                        2,440
                                                                               --------
           SPECIALTY STORES (0.6%)
 47,536    Staples, Inc.                                                            906
                                                                               --------
           Total Consumer Discretionary                                          22,400
                                                                               --------
           CONSUMER STAPLES (0.8%)
           -----------------------
           HYPERMARKETS & SUPER CENTERS (0.8%)
 22,489    Costco Wholesale Corp.                                                 1,233
                                                                               --------
           HEALTH CARE (15.1%)
           -------------------
           BIOTECHNOLOGY (7.3%)
 43,284    Amgen, Inc.*                                                           2,277
 28,075    Biogen Idec, Inc.*                                                     1,332
 44,287    Celgene Corp.*                                                         2,251
  7,159    Cephalon, Inc.*                                                          406
 32,439    Genzyme Corp.*                                                         1,647
 84,901    Gilead Sciences, Inc.*                                                 2,910
 20,485    Vertex Pharmaceuticals, Inc.*                                            674
                                                                               --------
                                                                                 11,497
                                                                               --------
           HEALTH CARE DISTRIBUTORS (0.5%)
  8,836    Henry Schein, Inc.*                                                      485
 11,297    Patterson Companies, Inc.                                                322
                                                                               --------
                                                                                    807
                                                                               --------
           HEALTH CARE EQUIPMENT (1.0%)
 26,697    Hologic, Inc.*                                                           372
  3,791    Intuitive Surgical, Inc.*                                              1,196
                                                                               --------
                                                                                  1,568
                                                                               --------
           HEALTH CARE SERVICES (1.4%)
 47,397    Express Scripts, Inc.*                                                 2,229
                                                                               --------
           HEALTH CARE SUPPLIES (0.3%)
 13,527    DENTSPLY International, Inc.                                             405
                                                                               --------
           HEALTH CARE TECHNOLOGY (0.4%)
  7,938    Cerner Corp.*                                                            602
                                                                               --------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES  SECURITY                                                               (000)
---------------------------------------------------------------------------------------

           LIFE SCIENCES TOOLS & SERVICES (1.1%)
 11,580    Illumina, Inc.*                                                     $    504
 17,904    Life Technologies Corp.*                                                 846
 22,979    Qiagen N.V.*                                                             442
                                                                               --------
                                                                                  1,792
                                                                               --------
           PHARMACEUTICALS (3.1%)
 30,407    Mylan, Inc.*                                                             518
 71,602    Teva Pharmaceutical Industries Ltd. ADR                                3,723
 24,402    Warner Chilcott plc "A"*                                                 557
                                                                               --------
                                                                                  4,798
                                                                               --------
           Total Health Care                                                     23,698
                                                                               --------
           INDUSTRIALS (4.3%)
           ------------------
           AIR FREIGHT & LOGISTICS (1.0%)
 15,956    C.H. Robinson Worldwide, Inc.                                            888
 20,281    Expeditors International of Washington, Inc.                             700
                                                                               --------
                                                                                  1,588
                                                                               --------
           CONSTRUCTION & ENGINEERING (0.2%)
 12,764    Foster Wheeler AG*                                                       269
                                                                               --------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
  9,854    Joy Global, Inc.                                                         493
 39,651    PACCAR, Inc.                                                           1,581
                                                                               --------
                                                                                  2,074
                                                                               --------
           DIVERSIFIED SUPPORT SERVICES (0.3%)
 17,955    Cintas Corp.                                                             430
                                                                               --------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
  7,244    First Solar, Inc.*                                                       825
                                                                               --------
           ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
  8,687    Stericycle, Inc.*                                                        570
                                                                               --------
           TRADING COMPANIES & DISTRIBUTORS (0.4%)
 13,688    Fastenal Co.                                                             687
                                                                               --------
           TRUCKING (0.2%)
 12,185    JB Hunt Transport Services, Inc.                                         398
                                                                               --------
           Total Industrials                                                      6,841
                                                                               --------
           INFORMATION TECHNOLOGY (62.0%)
           ------------------------------
           APPLICATION SOFTWARE (2.6%)
 50,011    Adobe Systems, Inc.*                                                   1,322
 23,281    Autodesk, Inc.*                                                          567

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES  SECURITY                                                               (000)
---------------------------------------------------------------------------------------

 21,380    Citrix Systems, Inc.*                                               $    903
 38,492    Intuit, Inc.*                                                          1,338
                                                                               --------
                                                                                  4,130
                                                                               --------
           COMMUNICATIONS EQUIPMENT (8.4%)
197,830    Cisco Systems, Inc.*                                                   4,216
191,796    QUALCOMM, Inc.(a)                                                      6,298
 54,077    Research In Motion Ltd.*                                               2,664
                                                                               --------
                                                                                 13,178
                                                                               --------
           COMPUTER HARDWARE (20.2%)
123,036    Apple, Inc.(a)*                                                       30,947
 69,884    Dell, Inc.*                                                              843
                                                                               --------
                                                                                 31,790
                                                                               --------
           COMPUTER STORAGE & PERIPHERALS (2.0%)
 16,444    Logitech International S.A.*                                             221
 34,935    NetApp, Inc.*                                                          1,304
 22,658    SanDisk Corp.*                                                           953
 47,031    Seagate Technology*                                                      613
                                                                               --------
                                                                                  3,091
                                                                               --------
           DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
 34,471    Automatic Data Processing, Inc.                                        1,388
 18,506    Fiserv, Inc.*                                                            845
 33,243    Paychex, Inc.                                                            863
                                                                               --------
                                                                                  3,096
                                                                               --------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
 15,679    FLIR Systems, Inc.*                                                      456
                                                                               --------
           ELECTRONIC MANUFACTURING SERVICES (0.3%)
 85,941    Flextronics International Ltd.*                                          481
                                                                               --------
           HOME ENTERTAINMENT SOFTWARE (1.0%)
107,596    Activision Blizzard, Inc.                                              1,129
 32,264    Electronic Arts, Inc.*                                                   464
                                                                               --------
                                                                                  1,593
                                                                               --------
           INTERNET SOFTWARE & SERVICES (7.2%)
 26,353    Baidu, Inc. ADR*                                                       1,794
 94,567    eBay, Inc.*                                                            1,855
 14,490    Google, Inc. "A"*                                                      6,447
 16,570    VeriSign, Inc.*                                                          440
 64,480    Yahoo!, Inc.*                                                            892
                                                                               --------
                                                                                 11,428
                                                                               --------

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES  SECURITY                                                               (000)
---------------------------------------------------------------------------------------

           IT CONSULTING & OTHER SERVICES (1.3%)
 28,278    Cognizant Technology Solutions Corp. "A"*                           $  1,416
 10,558    Infosys Technologies Ltd. ADR                                            632
                                                                               --------
                                                                                  2,048
                                                                               --------
           SEMICONDUCTOR EQUIPMENT (1.2%)
 67,370    Applied Materials, Inc.                                                  810
 19,976    KLA-Tencor Corp.                                                         557
 12,654    Lam Research Corp.*                                                      482
                                                                               --------
                                                                                  1,849
                                                                               --------
           SEMICONDUCTORS (6.4%)
 41,119    Altera Corp.                                                           1,020
 38,966    Broadcom Corp. "A"                                                     1,285
188,872    Intel Corp.                                                            3,673
 29,006    Linear Technology Corp.                                                  807
 59,662    Marvell Technology Group Ltd.*                                           940
 28,732    Maxim Integrated Products, Inc.                                          481
 15,010    Microchip Technology, Inc.                                               416
 54,470    NVIDIA Corp.*                                                            556
 35,573    Xilinx, Inc.                                                             899
                                                                               --------
                                                                                 10,077
                                                                               --------
           SYSTEMS SOFTWARE (9.1%)
 20,607    BMC Software, Inc.*                                                      714
 47,848    CA, Inc.                                                                 880
 19,753    Check Point Software Technologies Ltd.*                                  582
292,408    Microsoft Corp.(a)                                                     6,728
203,290    Oracle Corp.                                                           4,363
 80,762    Symantec Corp.*                                                        1,121
                                                                               --------
                                                                                 14,388
                                                                               --------
           Total Information Technology                                          97,605
                                                                               --------
           MATERIALS (0.4%)
           ----------------
           SPECIALTY CHEMICALS (0.4%)
 11,203    Sigma-Aldrich Corp.                                                      558
                                                                               --------
           TELECOMMUNICATION SERVICES (1.7%)
           ---------------------------------
           WIRELESS TELECOMMUNICATION SERVICES (1.7%)
 10,191    Millicom International Cellular S.A.                                     826
 15,776    NII Holdings, Inc. "B"*                                                  513
 63,266    Vodafone Group plc                                                     1,308
                                                                               --------
           Total Telecommunication Services                                       2,647
                                                                               --------
           Total Common Stocks (cost: $129,281)                                 154,982
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------
PRINCIPAL                                                                        MARKET
AMOUNT                                                                            VALUE
(000)      SECURITY                                                               (000)
---------------------------------------------------------------------------------------

           MONEY MARKET INSTRUMENTS (1.6%)
           U.S.TREASURY BILLS (0.3%)
$  565     0.21%, 11/18/2010(b),(c)                                            $    565
                                                                               --------
           REPURCHASE AGREEMENTS (1.3%)
 2,020     State Street Bank & Trust Co., 0.00%, acquired on 6/30/2010 and due 7/01/2010 at $2,020 (collateralized by $2,100 of
             U.S. Treasury, 0.50%(b), due 4/30/2012; market value $2,119)         2,020
                                                                               --------
           Total Money Market Instruments (cost: $2,584)                          2,585
                                                                               --------

           TOTAL INVESTMENTS (COST: $131,865)                                  $157,567
                                                                               ========

---------------------------------------------------------------------------------------
NUMBER OF                                                       CONTRACT     UNREALIZED
CONTRACTS                                          EXPIRATION    VALUE     DEPRECIATION
LONG/(SHORT) SECURITY                                DATE        (000)            (000)
---------------------------------------------------------------------------------------

             FUTURES (1.6%)
    73       Nasdaq-100 Mini Index Futures         09/17/2010    $2,537        $   (93)
                                                                 ------        -------

             TOTAL FUTURES                                       $2,537        $   (93)
                                                                 ======        =======

----------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                         (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                     QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                 IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                              FOR IDENTICAL ASSETS             INPUTS        INPUTS      TOTAL
----------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                           $154,982             $    -            $-   $154,982
Money Market Instruments:
  U.S. Treasury Bills                            -                565             -        565
  Repurchase Agreements                          -              2,020             -      2,020
Futures*                                       (93)                 -             -        (93)
----------------------------------------------------------------------------------------------
Total                                     $154,889             $2,585            $-   $157,474
----------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

  For the six-month period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. Transfers into and out of the levels are recognized based on the securities' placements as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.
   Investments in foreign securities were 7.5% of net assets at June 30, 2010.

   ADR  American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
        dollars.

o  SPECIFIC NOTES

   (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2010.

   (b) Rate represents an annualized yield at time of purchase, not coupon rate.

   (c) Securities with a value of $565,000 are segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $131,865)             $157,567
   Receivables:
      Capital shares sold                                                         192
      USAA Investment Management Company (Note 5D)                                 45
      Dividends and interest                                                       71
                                                                             --------
          Total assets                                                        157,875
                                                                             --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     385
   Variation margin on futures contracts                                           37
   Accrued management fees                                                         28
   Accrued transfer agent's fees                                                    9
   Other accrued expenses and payables                                             36
                                                                             --------
          Total liabilities                                                       495
                                                                             --------
              Net assets applicable to capital shares outstanding            $157,380
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $153,412
   Accumulated undistributed net investment loss                                  (22)
   Accumulated net realized loss on investments and futures transactions      (21,619)
   Net unrealized appreciation of investments and futures contracts            25,609
                                                                             --------
              Net assets applicable to capital shares outstanding            $157,380
                                                                             ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 29,335
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   5.36
                                                                             ========

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $12)                    $    624
   Interest                                                                   1
                                                                       --------
           Total income                                                     625
                                                                       --------
EXPENSES
   Management fees                                                          166
   Administration and servicing fees                                        290
   Transfer agent's fees                                                    247
   Custody and accounting fees                                               15
   Postage                                                                   11
   Shareholder reporting fees                                                10
   Trustees' fees                                                             5
   Registration fees                                                         20
   Professional fees                                                         33
   Other                                                                     28
                                                                       --------
           Total expenses                                                   825
   Expenses reimbursed                                                     (178)
                                                                       --------
           Net expenses                                                     647
                                                                       --------
NET INVESTMENT LOSS                                                         (22)
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Investments                                                          365
       Futures transactions                                                (225)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                      (11,408)
       Futures contracts                                                   (219)
                                                                       --------
           Net realized and unrealized loss                             (11,487)
                                                                       --------
   Decrease in net assets resulting from operations                    $(11,509)
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended
December 31, 2009

--------------------------------------------------------------------------------

                                                                6/30/2010      12/31/2009
-----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment loss                                           $    (22)       $    (53)
   Net realized gain (loss) on investments                            365          (2,482)
   Net realized gain (loss) on futures transactions                  (225)          1,291
   Change in net unrealized appreciation/depreciation of:
       Investments                                                (11,408)         54,382
       Futures contracts                                             (219)            129
                                                                 ------------------------
       Increase (decrease) in net assets resulting
           from operations                                        (11,509)         53,267
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       33,955          40,094
   Cost of shares redeemed                                        (24,320)        (28,134)
                                                                 ------------------------
       Increase in net assets from capital
           share transactions                                       9,635          11,960
                                                                 ------------------------
   Capital contribution from USAA Transfer Agency
       Company                                                          -               3
                                                                 ------------------------
   Net increase (decrease) in net assets                           (1,874)         65,230

NET ASSETS
   Beginning of period                                            159,254          94,024
                                                                 ------------------------
   End of period                                                 $157,380        $159,254
                                                                 ========================
Accumulated undistributed net investment loss:
   End of period                                                 $    (22)       $      -
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      5,771           8,693
   Shares redeemed                                                 (4,184)         (6,066)
                                                                 ------------------------
       Increase in shares outstanding                               1,587           2,627
                                                                 ========================

See accompanying notes to financial statements.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock
Market. USAA Investment Management Company (the Manager), an affiliate of the
Fund, has retained Northern Trust Investments, N.A.  (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets.
Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the
Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    4.  Repurchase agreements are valued at cost, which approximates market value.

    5.  Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing repurchase agreements and a market

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    approach in valuing U.S. Treasury bills, which is further discussed in Note
    A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The
    Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

    Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2010*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                  LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                STATEMENT OF                        STATEMENT OF
                                ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION            FAIR VALUE      LOCATION             FAIR VALUE
---------------------------------------------------------------------------------------------------

Equity contracts                Net unrealized        $(93)**            -                   $-
                                appreciation of
                                investments and
                                futures contracts
---------------------------------------------------------------------------------------------------

   *For open derivative instruments as of June 30, 2010, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2010.

  **Includes cumulative appreciation (depreciation) of futures contracts as reported in the portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
    SIX-MONTH PERIOD ENDED JUNE 30, 2010 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
                                                          REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          ON DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------------

Equity contracts             Net realized gain (loss)        $(225)             $(219)
                             on futures transactions/
                             change in net unrealized
                             appreciation/depreciation
                             of futures contracts
-----------------------------------------------------------------------------------------

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

F.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

    premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

H.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2010, custodian and other bank credits reduced the
    Fund's expenses by less than $500.

I.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31,
2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
December 31, 2009, the Fund had capital loss carryovers of $19,681,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2017, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
-----------------------------------------
  EXPIRES                       BALANCE
----------                    -----------

   2010                       $ 1,447,000
   2011                         4,733,000
   2016                         4,632,000
   2017                         8,869,000
                              -----------
                   Total      $19,681,000
                              ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold.
For the six-month period, ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2009, and each of the three preceding fiscal years, remain subject to examination by the Internal
Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2010, were
$11,433,000 and $922,000, respectively.

As of June 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30,
2010, were $44,407,000 and $18,705,000, respectively, resulting in net unrealized appreciation of $25,702,000.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

    whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100%
    of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred management fees, paid or payable to the Manager, of $166,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
    Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to
    $250 million; and 0.03% of daily net assets for amounts over $250 million.
    For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees, paid or payable to NTI, of $43,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of
    $290,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2010, the Fund reimbursed the Manager $2,000 for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of
    Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2010, the Fund incurred reimbursable expenses of $178,000, of which $45,000 was receivable from the
    Manager.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30,
    2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $247,000.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                             YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------------
                                  2010               2009              2008           2007           2006       2005
                              --------------------------------------------------------------------------------------

Net asset value at
 beginning of period          $   5.74           $   3.74           $  6.45       $   5.45       $   5.12   $   5.09
                              --------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment loss              (.00)(a),(d)       (.00)(a),(d)      (.01)(a)       (.02)(a)       (.01)      (.01)(a)
 Net realized and
  unrealized gain (loss)          (.38)(a)           2.00(a)          (2.70)(a)       1.02(a)         .34        .06(a)
                              --------------------------------------------------------------------------------------
Total from investment
 operations                       (.38)(a)           2.00(a)          (2.71)(a)       1.00(a)         .33        .05(a)
                              --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income               -                  -                 -              -              -       (.02)
                              --------------------------------------------------------------------------------------
Net asset value at
 end of period                $   5.36           $   5.74           $  3.74       $   6.45       $   5.45   $   5.12
                              ======================================================================================
Total return (%)*                (6.62)             53.48            (42.02)         18.35           6.45        .97
Net assets at
 end of period (000)          $157,380           $159,254           $94,024       $149,358       $127,286   $130,390
Ratios to average
 net assets:**
 Expenses (%)(b),(c)               .78(e)             .78               .78            .78            .80        .80
 Expenses, excluding
   reimbursements (%)(b)          1.00(e)            1.11              1.08           1.01           1.11       1.03
 Net investment loss (%)          (.03)(e)           (.04)             (.26)          (.27)          (.25)      (.24)
Portfolio turnover (%)               1                  4                 7             14              8         15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2010, average net assets were
    $167,435,000.
(a) Calculated using average shares. For the six-month period ended June 30,
    2010, average shares were 28,899,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the
    Fund for expenses in excess of 0.78% of its annual average net assets.
    Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the
    Fund for expenses in excess of 0.80% of its annual average net assets.
(d) Represents less than $0.01 per share.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June
30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2010 -
                                      JANUARY 1, 2010        JUNE 30, 2010           JUNE 30, 2010
                                      --------------------------------------------------------------

Actual                                   $1,000.00             $  933.80                 $3.74

Hypothetical
 (5% return before expenses)              1,000.00              1,020.93                  3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (6.62)% for the six-month period of January 1, 2010, through June 30, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory
Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the
Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the
Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the
Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

the Fund's performance and related services provided by the Manager and by the
Subadviser. At the meeting at which the renewal of the Advisory Agreement and
Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory
Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

                                                       ADVISORY AGREEMENTS |  37

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory
Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the
Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted
that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Board noted the size of the Fund and its impact on Fund expenses. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the
Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the
Fund's performance was above the average of its performance universe and its
Lipper index for the one-, three-, and five periods ended December 31, 2009. The
Board also noted that the Fund's percentile performance ranking was in the top
10% of its performance universe for the one- and three-year periods ended
December 31, 2009 and in the top 20% of its performance universe for the five-year period ended December 31, 2009. The Trustees noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report.

================================================================================

                                                       ADVISORY AGREEMENTS |  39

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the
Fund. In considering the profitability data with respect to the Fund, the
Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the
Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account Management's discussion of the Fund's commentary fee structure. The Board also noted management's discussion of the advisory fee structure. The Board also noted that if the
Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the
Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the performance to comparable investment companies; and (iii) the terms of the Subadvisory Agreement. The
Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The
Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The
Board also considered the Subadviser's regulatory and compliance

================================================================================

                                                       ADVISORY AGREEMENTS |  41

================================================================================

history. The Board noted that the Manager's monitoring processes of the
Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the
Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length.
The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the
Fund, and the potential economies of scale in the Subadviser's management of the
Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory
Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients.
The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted
above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2009, as compared to the
Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the
Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices;
and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the
Subadviser. Based on its conclusions, the Board determined that approval of the
Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  43

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   37758-0810                                (C)2010, USAA. All rights reserved.
ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------